UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
7/31/15 (Unaudited)

COMMON STOCKS (98.3%)(a)
		Shares	Value

Aerospace and defense (1.6%)

Bombardier, Inc. Class B (Canada)		1,799,974	$2,243,344

L-3 Communications Holdings, Inc.		38,000	4,387,480

Northrop Grumman Corp.		45,000	7,785,450

			14,416,274
Airlines (2.4%)

Aer Lingus Group PLC (Ireland)		1,733,257	4,765,672

American Airlines Group, Inc.		151,800	6,087,180

International Consolidated Airlines Group SA (Spain)(NON)		535,748	4,466,565

Spirit Airlines, Inc.(NON)		104,500	6,251,190

			21,570,607
Automobiles (2.1%)

Yamaha Motor Co., Ltd. (Japan)		823,000	18,755,178

			18,755,178
Banks (4.8%)

Bank of America Corp.		256,900	4,593,372

Bank of Ireland (Ireland)(NON)		31,856,016	13,388,855

ING Groep NV GDR (Netherlands)		331,122	5,628,052

Metro Bank PLC (acquired 1/15/14, cost $2,776,744) (Private) (United Kingdom)(F)(RES)(NON)		130,448	3,073,538

Natixis SA (France)		1,007,524	7,396,132

Permanent TSB Group Holdings PLC (Ireland)(NON)		1,693,973	9,805,687

			43,885,636
Beverages (1.3%)

Anheuser-Busch InBev NV ADR (Belgium)		35,100	4,196,205

Britvic PLC (United Kingdom)		83,203	891,991

SABMiller PLC (United Kingdom)		125,375	6,583,152

			11,671,348
Biotechnology (2.4%)

AMAG Pharmaceuticals, Inc.(NON)(S)		66,500	4,249,350

Biogen, Inc.(NON)		20,200	6,439,356

Celgene Corp.(NON)		45,000	5,906,250

PTC Therapeutics, Inc.(NON)(S)		97,900	5,013,459

			21,608,415
Building products (2.5%)

Assa Abloy AB Class B (Sweden)		572,757	11,592,376

Fortune Brands Home & Security, Inc.(S)		140,171	6,693,165

LIXIL Group Corp. (Japan)		205,500	4,119,815

			22,405,356
Capital markets (2.6%)

Charles Schwab Corp. (The)		180,600	6,299,328

E*Trade Financial Corp.(NON)		370,800	10,538,136

Morgan Stanley		168,900	6,560,076

			23,397,540
Chemicals (2.3%)

Axiall Corp.		121,029	3,561,883

Monsanto Co.		79,000	8,049,310

Sherwin-Williams Co. (The)		16,500	4,583,040

Symrise AG (Germany)		76,315	5,079,527

			21,273,760
Commercial services and supplies (1.0%)

Kaba Holding AG Class B (Switzerland)		7,943	5,079,872

Regus PLC (United Kingdom)		1,005,148	4,406,803

			9,486,675
Containers and packaging (0.9%)

Sealed Air Corp.		161,200	8,571,004

			8,571,004
Diversified consumer services (0.5%)

Service Corporation International		145,200	4,430,052

			4,430,052
Diversified financial services (1.4%)

Challenger, Ltd. (Australia)		1,356,941	7,099,146

Eurazeo SA (France)		84,604	5,496,131

			12,595,277
Diversified telecommunication services (2.2%)

Com Hem Holding AB (Sweden)		565,484	4,995,989

Frontier Communications Corp.(S)		846,400	3,995,008

Koninklijke KPN NV (Netherlands)		1,583,711	6,265,247

Telecom Italia SpA RSP (Italy)		4,811,892	4,985,483

			20,241,727
Electric utilities (1.1%)

Exelon Corp.		305,200	9,793,868

			9,793,868
Electronic equipment, instruments, and components (0.6%)

Murata Manufacturing Co., Ltd. (Japan)		40,500	5,991,243

			5,991,243
Energy equipment and services (1.0%)

Ezion Holdings, Ltd. (Singapore)(S)		6,138,440	3,864,159

Halliburton Co.		128,500	5,370,015

			9,234,174
Food products (4.2%)

Associated British Foods PLC (United Kingdom)		125,269	6,305,502

JM Smucker Co. (The)		79,500	8,879,355

Kerry Group PLC Class A (Ireland)		62,898	4,775,600

Kraft Heinz Co. (The)		48,000	3,814,560

Nestle SA (Switzerland)		80,079	6,065,923

Nomad Foods, Ltd. (British Virgin Islands)(NON)		41,392	858,884

Pinnacle Foods, Inc.		161,400	7,254,930

			37,954,754
Health-care equipment and supplies (0.5%)

Cooper Cos., Inc. (The)		27,000	4,779,000

			4,779,000
Health-care providers and services (2.5%)

Capital Senior Living Corp.(NON)		210,153	4,684,310

Cardinal Health, Inc.		131,700	11,191,866

Universal Health Services, Inc. Class B		47,200	6,854,856

			22,731,032
Hotels, restaurants, and leisure (3.6%)

Accor SA (France)		87,131	4,280,151

Compass Group PLC (United Kingdom)		341,128	5,459,300

Dalata Hotel Group PLC (Ireland)(NON)		908,847	4,194,721

Hilton Worldwide Holdings, Inc.(NON)		224,571	6,029,731

NH Hotel Group SA (Spain)(NON)(S)		883,507	5,355,297

Thomas Cook Group PLC (United Kingdom)(NON)		4,246,867	7,950,603

			33,269,803
Household durables (2.5%)

Coway Co., Ltd. (South Korea)		55,832	4,647,061

PulteGroup, Inc.		437,600	9,067,072

Standard Pacific Corp.(NON)		457,735	4,115,038

Techtronic Industries Co., Ltd. (Hong Kong)		1,538,000	5,452,949

			23,282,120
Independent power and renewable electricity producers (2.0%)

Calpine Corp.(NON)		688,400	12,597,720

NRG Energy, Inc.		259,400	5,823,530

			18,421,250
Insurance (6.8%)

Admiral Group PLC (United Kingdom)		232,105	5,366,747

American International Group, Inc.		245,123	15,717,287

Assured Guaranty, Ltd.		333,400	8,154,964

Genworth Financial, Inc. Class A(NON)		799,600	5,605,196

Hartford Financial Services Group, Inc. (The)		316,000	15,025,800

Prudential PLC (United Kingdom)		300,328	7,065,798

St James's Place PLC (United Kingdom)		315,030	4,808,803

			61,744,595
Internet and catalog retail (1.5%)

Amazon.com, Inc.(NON)		17,100	9,168,165

FabFurnish GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		13	11

Global Fashion Holding SA (acquired 8/2/13, cost $855,718) (Private) (Brazil)(F)(RES)(NON)		20,200	517,086

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		13	11

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)		5	4

Zalando SE (Germany)(NON)		132,308	4,513,150

			14,198,427
Internet software and services (3.4%)

Facebook, Inc. Class A(NON)		67,800	6,373,878

Google, Inc. Class C(NON)		24,662	15,428,794

Yahoo!, Inc.(NON)		254,000	9,314,180

			31,116,852
IT Services (1.8%)

Computer Sciences Corp.		74,400	4,867,992

Visa, Inc. Class A		149,700	11,278,398

			16,146,390
Leisure products (0.6%)

Brunswick Corp.		105,600	5,606,304

			5,606,304
Media (5.1%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		465,780	6,998,056

Charter Communications, Inc. Class A(NON)(S)		34,300	6,374,998

DISH Network Corp. Class A(NON)		75,400	4,871,594

Global Mediacom Tbk PT (Indonesia)		32,652,800	2,995,371

Liberty Global PLC Ser. A (United Kingdom)(NON)		116,800	6,127,328

Live Nation Entertainment, Inc.(NON)		142,700	3,741,594

Mediaset SpA (Italy)		1,178,530	5,969,394

Numericable-SFR (France)(NON)		164,603	8,989,974

			46,068,309
Multi-utilities (0.7%)

Veolia Environnement SA (France)		297,260	6,635,527

			6,635,527
Oil, gas, and consumable fuels (3.1%)

Anadarko Petroleum Corp.		104,800	7,791,880

Cabot Oil & Gas Corp.		165,000	4,316,400

Exxon Mobil Corp.		109,400	8,665,574

Genel Energy PLC (United Kingdom)(NON)		465,968	2,702,331

MarkWest Energy Partners LP		68,900	4,508,816

			27,985,001
Personal products (1.2%)

Coty, Inc. Class A(NON)		369,300	9,871,389

Edgewell Personal Care Co.		9,500	909,245

			10,780,634
Pharmaceuticals (7.9%)

Astellas Pharma, Inc. (Japan)		569,800	8,603,588

AstraZeneca PLC (United Kingdom)		141,234	9,512,326

Bristol-Myers Squibb Co.		84,000	5,513,760

Impax Laboratories, Inc.(NON)		119,400	5,786,124

Jazz Pharmaceuticals PLC(NON)		32,100	6,170,904

Mylan NV(NON)		87,000	4,871,130

Novartis AG (Switzerland)		133,525	13,872,391

Sanofi (France)		63,621	6,840,638

Shionogi & Co., Ltd. (Japan)		142,400	5,676,264

Valeant Pharmaceuticals International, Inc.(NON)		20,200	5,202,106

			72,049,231
Real estate investment trusts (REITs) (1.2%)

Altisource Residential Corp.		143,126	2,355,854

Hibernia REIT PLC (Ireland)		6,097,177	8,783,041

			11,138,895
Real estate management and development (2.6%)

Howard Hughes Corp. (The)(NON)		35,700	4,853,772

Kennedy-Wilson Holdings, Inc.		257,635	6,523,318

RE/MAX Holdings, Inc. Class A		184,557	6,979,946

Sumitomo Realty & Development Co., Ltd. (Japan)		159,000	5,575,174

			23,932,210
Road and rail (0.8%)

Union Pacific Corp.		78,200	7,631,538

			7,631,538
Semiconductors and semiconductor equipment (3.2%)

Canadian Solar, Inc. (Canada)(NON)		191,500	5,142,733

Lam Research Corp.		64,100	4,927,367

Micron Technology, Inc.(NON)		268,400	4,968,084

SK Hynix, Inc. (South Korea)		130,359	4,120,764

Sumco Corp. (Japan)		434,800	4,345,791

SunEdison, Inc.(NON)		231,300	5,384,664

			28,889,403
Software (1.9%)

Activision Blizzard, Inc.		164,400	4,239,876

Nintendo Co., Ltd. (Japan)		35,300	6,219,699

RIB Software AG (Germany)(S)		134,755	2,459,663

TiVo, Inc.(NON)		431,800	4,300,728

			17,219,966
Specialty retail (2.5%)

Advance Auto Parts, Inc.		36,800	6,410,928

Home Depot, Inc. (The)		57,700	6,752,631

Lowe's Cos., Inc.		88,100	6,110,616

Tile Shop Holdings, Inc.(NON)(S)		256,755	3,666,461

			22,940,636
Technology hardware, storage, and peripherals (0.5%)

Samsung Electronics Co., Ltd. (South Korea)		4,285	4,305,289

			4,305,289
Textiles, apparel, and luxury goods (0.7%)

Luxottica Group SpA (Italy)		83,527	6,051,532

			6,051,532
Thrifts and mortgage finance (1.0%)

Dewan Housing Finance Corp., Ltd. (India)		538,024	4,066,321

Radian Group, Inc.		259,300	4,786,678

			8,852,999
Tobacco (3.1%)

Imperial Tobacco Group PLC (United Kingdom)		161,132	8,461,309

Japan Tobacco, Inc. (Japan)		354,200	13,743,700

Philip Morris International, Inc.		66,400	5,679,192

			27,884,201
Transportation infrastructure (0.8%)

Aena SA (Spain)(NON)		65,095	7,184,233

			7,184,233
Wireless telecommunication services (1.9%)

Bharti Infratel, Ltd. (India)		988,171	6,908,669

Vodafone Group PLC ADR (United Kingdom)		268,181	10,131,878

			17,040,547

Total common stocks (cost $809,686,347)			$895,168,812

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
		Shares	Value

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(F)(RES)(NON)		108,051	$3,854,687

Total convertible preferred stocks (cost $3,653,997)			$3,854,687

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.25%(d)	Shares	25,763,949	$25,763,949

Putnam Short Term Investment Fund 0.11%(AFF)	Shares	9,116,854	9,116,854

U.S. Treasury Bills 0.03%, November 12, 2015(SEGSF)		$435,000	434,910

U.S. Treasury Bills 0.0005%, November 5, 2015(SEGSF)		21,000	20,995

U.S. Treasury Bills 0.03%, October 22, 2015(SEGSF)		745,000	744,896

U.S. Treasury Bills 0.03%, October 15, 2015(SEGSF)		1,095,000	1,094,889

U.S. Treasury Bills 0.01%, October 8, 2015(SEGSF)		100,000	99,990

Total short-term investments (cost $37,276,653)			$37,276,483

TOTAL INVESTMENTS

Total investments (cost $850,616,997)(b)			$936,299,982

FORWARD CURRENCY CONTRACTS at 7/31/15 (aggregate face value $149,473,859) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Sell	9/16/15	$5,549,154	$5,545,931	$(3,223)
Barclays Bank PLC
	Canadian Dollar	Sell	10/21/15	45,396	45,566	170
	Euro	Sell	9/16/15	3,490,652	3,394,629	(96,023)
	Hong Kong Dollar	Buy	8/19/15	5,958,756	5,960,171	(1,415)
	Japanese Yen	Sell	8/19/15	1,029,549	1,160,155	130,606
	Singapore Dollar	Sell	8/19/15	175,808	181,581	5,773
	Swiss Franc	Buy	9/16/15	7,080,987	7,255,494	(174,507)
Citibank, N.A.
	Australian Dollar	Buy	10/21/15	4,548,966	4,761,814	(212,848)
	Canadian Dollar	Buy	10/21/15	2,854,157	2,971,709	(117,552)
	Danish Krone	Buy	9/16/15	5,673,547	5,764,320	(90,773)
	Euro	Sell	9/16/15	10,430,528	10,451,797	21,269
	Japanese Yen	Buy	8/19/15	3,557,792	3,633,640	(75,848)
Credit Suisse International
	Australian Dollar	Buy	10/21/15	3,691,526	3,864,183	(172,657)
	British Pound	Sell	9/16/15	486,775	564,081	77,306
	Canadian Dollar	Buy	10/21/15	11,296,107	11,761,106	(464,999)
	Euro	Buy	9/16/15	573,717	573,331	386
	Japanese Yen	Buy	8/19/15	407,312	428,651	(21,339)
	Swiss Franc	Buy	9/16/15	1,879,116	1,925,174	(46,058)
Deutsche Bank AG
	Australian Dollar	Buy	10/21/15	4,627,292	4,840,627	(213,335)
	British Pound	Sell	9/16/15	5,249,614	5,152,009	(97,605)
	Canadian Dollar	Buy	10/21/15	626,071	651,625	(25,554)
	Euro	Sell	9/16/15	7,060,971	7,056,744	(4,227)
Goldman Sachs International
	Japanese Yen	Sell	8/19/15	3,232,219	3,241,430	9,211
HSBC Bank USA, National Association
	British Pound	Sell	9/16/15	1,890,428	1,847,236	(43,192)
	Canadian Dollar	Buy	10/21/15	2,112,761	2,199,686	(86,925)
	Euro	Sell	9/16/15	3,745,149	3,740,056	(5,093)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/21/15	119,382	120,436	(1,054)
	Canadian Dollar	Buy	10/21/15	93,314	95,843	(2,529)
	Euro	Sell	9/16/15	5,068,840	4,910,925	(157,915)
	Japanese Yen	Buy	8/19/15	624,786	646,401	(21,615)
	Norwegian Krone	Buy	9/16/15	2,105,765	2,202,899	(97,134)
	Singapore Dollar	Sell	8/19/15	270,816	281,895	11,079
	Swedish Krona	Sell	9/16/15	5,488,912	5,611,991	123,079
Royal Bank of Scotland PLC (The)
	Singapore Dollar	Buy	8/19/15	96,975	98,167	(1,192)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/21/15	219,983	230,287	(10,304)
	British Pound	Sell	9/16/15	65,257	63,716	(1,541)
	Canadian Dollar	Buy	10/21/15	2,206,763	2,297,209	(90,446)
	Euro	Sell	9/16/15	6,104,959	6,100,887	(4,072)
	Israeli Shekel	Buy	10/21/15	2,341,165	2,343,168	(2,003)
	Japanese Yen	Buy	8/19/15	185,807	194,571	(8,764)
	Swedish Krona	Buy	9/16/15	305,137	312,981	(7,844)
	Swiss Franc	Sell	9/16/15	2,479,683	2,540,427	60,744
UBS AG
	Australian Dollar	Buy	10/21/15	2,684,276	2,695,057	(10,781)
	British Pound	Sell	9/16/15	3,334,517	3,257,684	(76,833)
	Euro	Sell	9/16/15	5,964,634	6,011,564	46,930
	Swiss Franc	Buy	9/16/15	2,226,916	2,282,073	(55,157)
WestPac Banking Corp.
	Australian Dollar	Sell	10/21/15	45,205	45,742	537
	British Pound	Sell	9/16/15	6,416,593	6,266,094	(150,499)
	Canadian Dollar	Buy	10/21/15	1,736,752	1,807,969	(71,217)
	Euro	Buy	9/16/15	83,184	83,127	57

Total						$(2,236,926)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/15 (Unaudited)

		Upfront		Payments	Total return
Swap counterparty/		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

JPMorgan Chase Bank N.A.
baskets	36,877	$—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	$(181,886)

Total		$—	$(181,886)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through July 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $910,431,554.
(b)	The aggregate identified cost on a tax basis is $851,040,293, resulting in gross unrealized appreciation and depreciation of $139,045,215 and $53,785,526, respectively, or net unrealized appreciation of $85,259,689.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $7,445,337, or 0.8% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$36,501,807	$207,726,105	$235,111,058	$11,312	$9,116,854
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $25,763,949, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $25,020,218.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,275,717 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	54.9%
	United Kingdom	9.8
	Japan	8.0
	Ireland	5.0
	France	4.4
	Switzerland	2.7
	Spain	2.6
	Italy	1.9
	Sweden	1.8
	South Korea	1.4
	Germany	1.3
	Netherlands	1.3
	India	1.2
	Canada	0.8
	Australia	0.8
	Hong Kong	0.6
	Belgium	0.5
	Other	1.0

	Total	100.0%
	⌂Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,428,023 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,093,750 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$82,472,512	$91,612,737	$517,112
Consumer staples	41,463,760	46,827,177	—
Energy	30,652,685	6,566,490	—
Financials	97,993,727	84,479,887	3,073,538
Health care	76,662,471	44,505,207	—
Industrials	41,079,347	41,615,336	—
Information technology	76,226,694	27,442,449	—
Materials	24,765,237	5,079,527	—
Telecommunication services	14,126,886	23,155,388	—
Utilities	28,215,118	6,635,527	—
Total common stocks	513,658,437	377,919,725	3,590,650
Convertible preferred stocks	—	—	3,854,687
Short-term investments	9,116,854	28,159,629	—

Totals by level	$522,775,291	$406,079,354	$7,445,337

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,236,926)	$—
Total return swap contracts	—	(181,886)	—

Totals by level	$—	$(2,418,812)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$487,147	$2,724,073
Equity contracts	—	181,886

Total	$487,147	$2,905,959

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$214,100,000
OTC total return swap contracts (notional)		$4,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Forward currency contracts#	—	136,549	21,269	77,692	—	9,211	—	134,158	—	60,744	46,930	594	487,147

	Total Assets	$—	$136,549	$21,269	$77,692	$—	$9,211	$—	$134,158	$—	$60,744	$46,930	$594	$487,147

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	181,886	—	—	—	—	181,886
	Forward currency contracts#	3,223	271,945	497,021	705,053	340,721	—	135,210	280,247	1,192	124,974	142,771	221,716	2,724,073

	Total Liabilities	$3,223	$271,945	$497,021	$705,053	$340,721	$—	$135,210	$462,133	$1,192	$124,974	$142,771	$221,716	$2,905,959

	Total Financial and Derivative Net Assets	$(3,223)	$(135,396)	$(475,752)	$(627,361)	$(340,721)	$9,211	$(135,210)	$(327,975)	$(1,192)	$(64,230)	$(95,841)	$(221,122)	$(2,418,812)
	Total collateral received (pledged)##†	$—	$(110,988)	$(429,950)	$(489,933)	$(340,721)	$—	$(135,210)	$(327,975)	$—	$—	$(95,841)	$—
	Net amount	$(3,223)	$(24,408)	$(45,802)	$(137,428)	$—	$9,211	$—	$—	$(1,192)	$(64,230)	$—	$(221,122)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2015